UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: August 31
Date of reporting period: July 1, 2007 – June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008
HIGHLAND FLOATING RATE ADVANTAGE FUND
     MIRANT CORPORATION

Security: 60467R100	Agenda Number: 932838874

Ticker: MIR	Meeting Type: Annual

ISIN: US60467R1005	Meeting Date: 07-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 THOMAS W. CASON	Mgmt	No vote

	2 A.D. (PETE) CORRELL	Mgmt	No vote

	3 TERRY G. DALLAS	Mgmt	No vote

	4 THOMAS H. JOHNSON	Mgmt	No vote

	5 JOHN T. MILLER	Mgmt	No vote

	6 EDWARD R. MULLER	Mgmt	No vote

	7 ROBERT C. MURRAY	Mgmt	No vote

	8 JOHN M. QUAIN	Mgmt	No vote

	9 WILLIAM L. THACKER	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(Principal Executive Officer)

Date	August 28, 2008

*	Print the name and title of each signing officer under his or her signature.